Commitments and Contingencies (Details) (Aircraft orders, USD $) In Billions, unless otherwise specified	Sep. 30, 2014 engine aircraft
Aircraft orders
Number of aircraft committed to purchase	357
Number of new spare engines committed to purchase	17
Aggregate estimated total remaining payments or purchase commitments	$ 22.1
Other flight equipment purchase agreements | AeroTurbine
Aircraft orders
Number of used aircraft committed to purchase	1
Number of new spare engines committed to purchase	2
Aggregate estimated total remaining payments or purchase commitments	$ 17.6